Condensed Interim Consolidated Statements of Operations and Comprehensive Loss (Unaudited) (Parentheticals) - $ / shares		3 Months Ended		6 Months Ended
		Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022
Statement of cash flows [abstract]
Loss per share, diluted	[1]	$ (0.55)	$ (1.78)	$ (1.32)	$ (3.01)
Weighted average number of shares for the purposes of diluted loss per share	[1]	3,747,333	1,309,115	3,010,522	1,279,977

[1]	On September 30, 2022, the Company effected a 1-for-30 share consolidation (reverse share split) of its issued and outstanding shares. All share amounts have been retroactively restated for all periods presented.